NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)	Apr. 30, 2023	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Notes and other explanatory information [abstract]
Working capital deficit	$ 5,180,536	$ 1,408,415
Accumulated deficit	$ 31,970,826	$ 26,386,314	$ 17,621,043	$ 13,409,772